Commitments and Contingencies - Narrative Part 2 (Details)									3 Months Ended	12 Months Ended		156 Months Ended	159 Months Ended
	Jan. 15, 2021 USD ($)	Jun. 29, 2020 USD ($)	Sep. 27, 2019 USD ($)	Apr. 05, 2018 USD ($)	Oct. 06, 2017 USD ($)	Jun. 05, 2017 USD ($)	May 22, 2017 USD ($)	Sep. 23, 2016 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loss contingencies
Unrecognized Tax Benefits										$ 188,141,000	$ 208,152,000	$ 188,141,000		$ 194,136,000	$ 201,162,000
Dish Network
Loss contingencies
Total investment									$ 22,000,000,000			22,000,000,000
Payment to acquire certain wireless licenses and related assets										11,000,000,000	11,000,000,000	11,000,000,000	$ 12,000,000,000
Dish Network | Previously Reported
Loss contingencies
Total investment												21,000,000,000
Other accrued expenses
Loss contingencies
Claim amount							$ 1,200
Aggregate amount to the federal and state plaintiffs							$ 1,200
DISH Network L.L.C.
Loss contingencies
Cash paid under settlement agreement										210,000,000
Litigation Settlement, Amount										$ 210,000,000
Telemarketing Litigation
Loss contingencies
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services										5 years
Number of years for which the company will be barred from accepting orders from that independent third-party retailer if the company fails to prove that a particular independent third-party retailer meets the Demonstration Requirements						2 years
Litigation accrual						$ 280,000,000
Telemarketing Litigation | Other accrued expenses
Loss contingencies
Litigation accrual										$ 280,000,000	$ 280,000,000	$ 280,000,000
Telemarketing Litigation | DISH Network L.L.C.
Loss contingencies
Claim amount										270,000,000
Aggregate amount to the federal and state plaintiffs										270,000,000
Telemarketing Litigation | DISH Network L.L.C. | Selling, general and administrative expenses
Loss contingencies
Litigation Expenses Reduction										70,000,000
Telemarketing Litigation | DISH Network L.L.C. | Other accrued expenses
Loss contingencies
Loss Contingency Accrual Payments										$ 210,000,000
Krakauer Action | Judicial Ruling
Loss contingencies
Claim amount		$ 10,760,000
Aggregate amount to the federal and state plaintiffs		$ 10,760,000
Turner Network Sales
Loss contingencies
Claim amount					$ 159,000,000
Interest on loss contingency					24,000,000
Loss contingency			$ 206,000,000
License fee payments			$ 20,000,000
Aggregate amount to the federal and state plaintiffs					$ 159,000,000
Telemarketing Litigation
Loss contingencies
Judgment in favor of the court				$ 61,000,000
Do Not Call Litigation
Loss contingencies
Number of telemarketing calls | item										51,119
Litigation per call damages										$ 400
AWS 3 Auction | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Bidding Credit								$ 3,300,000,000
Loss Contingency Recovery Amount								10,000,000,000
AWS 3 Auction | Maximum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount								11,000
Aggregate amount to the federal and state plaintiffs								11,000
AWS 3 Auction | Minimum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount								5,500
Aggregate amount to the federal and state plaintiffs								$ 5,500
Subsequent event | Realtime Adaptive Streaming [Member]
Loss contingencies
Claim amount	$ 42,000,000
Aggregate amount to the federal and state plaintiffs	$ 42,000,000
Prepaid Business Sale [Member]
Loss contingencies
Total investment										1,400,000,000
Payment to acquire certain wireless licenses and related assets									$ 3,590,000,000	$ 3,590,000,000